Common Stock and Warrants (Details Narrative) - $ / shares	12 Months Ended
	Aug. 31, 2019	Nov. 30, 2020	Aug. 31, 2020
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	52,959,323	52,959,323	52,959,323
Common stock, shares outstanding	52,959,323	52,959,323	52,959,323
2006 Incentive Stock Option Plan [Member]
Reserved for issuance under long term incentive plan			6,036,685
2006 Incentive Stock Option Plan [Member] | October 10, 2006 [Member]
Reserved for issuance under long term incentive plan		5,734,277
November 2018 Private Placement [Member]
Shares issued under private placerment	16,666,667
Shares issued price per share	$ 1.50